Revision Of Previously Issued Financial Statements - Statements Of Cash Flows (Detail) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (19,021,602)	$ (44,684,938)	$ (4,562,875)	$ (14,873,009)	$ (63,706,540)	$ (19,435,884)	$ (25,058,398)	$ (42,124,668)	$ (6,540,797)
Change in fair value of freestanding derivative					50,559	0	(59,309)	2,709
Net cash used in operating activities					(53,444,612)	(10,029,205)	(7,930,502)	(9,917,608)	6,020,870
Net change in cash, cash equivalents, and restricted cash					(29,375,225)	103,893,993	89,107,304	25,198,494	12,015,246
Cash, cash equivalents and restricted cash – end of the period	13,084,401		121,155,125		13,084,401	121,155,125	106,368,436	42,459,626	17,261,132
Cash and cash equivalents – end of the period	$ 844,582		$ 117,232,619		$ 844,582	117,232,619	94,143,466	30,162,475	13,689,091
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Cash Flows from Operating Activities:
Net loss						(19,435,884)	(25,058,398)	(42,124,668)	(6,540,797)
Change in fair value of freestanding derivative							(59,309)	2,709
Net cash used in operating activities							(7,930,502)	(9,917,608)
Net change in cash, cash equivalents, and restricted cash							89,107,304	25,198,494
Cash, cash equivalents and restricted cash – end of the period							106,368,436	42,459,626
Cash and cash equivalents – end of the period							94,143,466	30,162,475	$ 13,689,091
As Previously Reported
Cash Flows from Operating Activities:
Net loss						(19,435,884)	(25,117,707)	(42,121,959)
Change in fair value of freestanding derivative							0	0
Net cash used in operating activities							(7,930,502)	(9,917,608)
Net change in cash, cash equivalents, and restricted cash							89,107,304	25,198,494
Cash, cash equivalents and restricted cash – end of the period							106,368,436	42,459,626
Cash and cash equivalents – end of the period							94,143,466	30,162,475
As Previously Reported | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Cash Flows from Operating Activities:
Net loss						(19,435,884)	(25,117,707)	(42,121,959)
Net cash used in operating activities							(7,930,502)	(9,917,608)
Net change in cash, cash equivalents, and restricted cash							89,107,304	25,198,494
Cash, cash equivalents and restricted cash – end of the period							106,368,436	42,459,626
Cash and cash equivalents – end of the period							94,143,466	30,162,475
Impact of Revision
Cash Flows from Operating Activities:
Net loss						$ 0	59,309	(2,709)
Change in fair value of freestanding derivative							(59,309)	2,709
Net cash used in operating activities							0	0
Net change in cash, cash equivalents, and restricted cash							0	0
Cash, cash equivalents and restricted cash – end of the period							0	0
Cash and cash equivalents – end of the period							0	0
Impact of Revision | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Cash Flows from Operating Activities:
Net loss							59,309	(2,709)
Change in fair value of freestanding derivative							$ (59,309)	$ 2,709